Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of related party [Abstract]
Disclosure of Transactions Between Related Parties

	US Dollars
Figures in millions	2017	2016	2015

Material related party transactions were as follows (not attributable):

Sales and services rendered to related parties
Joint ventures	12	16	6

Purchases and services acquired from related parties
Associates	16	15	8
Joint ventures	3	6	—

Outstanding balances arising from sale of goods and services due by related parties
Associates	7	—	—
Joint ventures	2	8	—
Amounts owed to/due by related parties above are unsecured and non-interest bearing.
Loans advanced to joint ventures and associates

Rand Refinery (Pty) Limited
During the year the loan was converted to preference shares. There are no fixed repayment terms. The loan had accrued interest at JIBAR plus 3.5%	—	20	27
Loans advanced to associates and joint ventures are included in the carrying value of investments in associates and joint ventures (note 17)

Disclosure of Notice Period and Change of Control Period by Executive Category
The notice period applied per category of executive and the change of control periods as at 31 December 2017 were as follows:

Executive Committee member	Notice Period	Change of control
CEO	12 months	12 months
CFO	6 months	6 months
EXCO	6 months	6 months

Disclosure of Key Management Remuneration
Executive Directors’ and Prescribed Officers’ remuneration

	Salary(1)	Performance related payments(2)	Pension scheme benefits	Other benefits and encashed leave(3)	Subtotal	Pre-tax gain on share options	Total	Total	Total	Total
							SA Rands	US Dollars(4)	US Dollars(4)	US Dollars(4)
Figures in thousands	2017								2016	2015
Executive Directors
S Venkatakrishnan	13,318	8,382	3,296	3,388	28,384	—	28,384	2,134	1,832	1,905
KC Ramon	8,423	4,607	727	1,627	15,384	—	15,384	1,157	947	1,024
	21,741	12,989	4,023	5,015	43,768	—	43,768	3,291	2,779	2,929
Prescribed Officers
CE Carter(5)	9,408	4,411	1,330	1,717	16,866	8,238	25,104	1,887	1,535	1,906
GJ Ehm	8,778	4,116	306	1,489	14,689	4,588	19,277	1,449	1,693	1,404
L Eybers(6)	7,400	3,691	327	2,570	13,988	—	13,988	1,051	—	—
DC Noko	6,767	3,173	644	1,888	12,472	—	12,472	938	961	976
ME Sanz Perez	6,737	3,159	795	1,078	11,769	—	11,769	885	1,640	823
CB Sheppard	7,154	3,354	681	272	11,461	—	11,461	862	721	511
TR Sibisi	5,786	2,886	703	77	9,452	—	9,452	711	541	—
Retired prescribed officers	8,189	—	2,887	22,601	33,677	29,281	62,958	4,733	5,978	4,719
	60,219	24,790	7,673	31,692	124,374	42,107	166,481	12,516	13,069	10,339
Total Executive Directors’ and Prescribed Officers’ remuneration ZAR	81,960	37,779	11,696	36,707	168,142	42,107	210,249

Total Executive Directors’ and Prescribed Officers’ remuneration USD	6,162	2,840	879	2,760	12,641	3,166		15,807	15,848	13,268

(1)	Salaries are disclosed only for the period from or to which office is held, and include car allowances where applicable.

(2)	The performance related payments are calculated on the year’s financial results.

(3)
Includes health care, pension allowance, cash in lieu of dividends, vested CIP match awards, group personal accident, disability and funeral cover. Surplus leave days accrued are automatically encashed unless work requirements allow for carry over.

(4)	Values have been converted using the average annual exchange rate for 2017: R13.3014:$1 (2016: R14.6812:$1; 2015: R12.7719: $1).

(5)	Benefits for 2017 for CE Carter include a dependent’s scholarship award of $2,500.

(6)	L Eybers was appointed prescribed officer with effect from 22 February 2017.
Non-Executive Director remuneration
The table below details the fees and allowances paid to Non-Executive Directors:
Non-Executive Directors’ fees and allowances

					Figures in thousands(1)	Figures in thousands(1)
	Director fees	Committee fees	Travel allowance	Total	Total	Total
US Dollars(1)	2017				2016	2015
SM Pityana (Chairman)	312,500	59,750	—	372,250	378	411
AH Garner	123,500	43,500	33,750	200,750	200	204
MJ Kirkwood	123,500	68,500	38,750	230,750	249	242
NP January-Bardill	123,500	56,000	—	179,500	189	189
R Gasant	123,500	58,500	—	182,000	193	195
RJ Ruston	123,500	56,000	32,500	212,000	231	226
MDC Richter	123,500	48,500	31,250	203,250	200	205
DL Hodgson	123,500	43,500	—	167,000	176	180
SV Zilwa(2)	90,000	45,000	—	135,000	—	—
Retired non-executive officer(3)	43,500	33,500	—	77,000	256	260
Total	1,310,500	512,750	136,250	1,959,500	2,072	2,112

(1)	Directors’ compensation is disclosed in US dollars.

(2)	Director joined in April 2017.

(3)	Director retired in May 2017.

Disclosure of Key Management and Other Personnel Share-based Payment Arrangements
Number of options and awards granted

	Balance at 1 January 2017	Granted during 2017	Exercised during 2017	Lapsed during 2017		Balance as at 31 December 2017 (1)	Vested balance at 31 December 2017
Executive Directors
S Venkatakrishnan	689,087	72,118	—	89,553		671,652	343,678
KC Ramon	211,785	42,878	—	37,099		217,564	44,887
Total Executive Directors	900,872	114,996	—	126,652		889,216	388,565
Prescribed Officers
CE Carter	250,386	38,600	58,260	51,426		179,300	—
GJ Ehm	331,354	33,580	31,172	59,637		274,125	105,508
L Eybers	58,563	18,101	—	11,179		65,485	17,280
DC Noko	244,592	27,626	—	40,299		231,919	100,410
ME Sanz Perez	205,213	29,398	—	42,538		192,073	59,244
CB Sheppard	27,552	29,205	—	—		56,757	5,076
TR Sibisi	—	23,621	—	—		23,621	—
Retired prescribed officer	475,616	—	214,256	261,360		—	—
Total Prescribed Officers	1,593,276	200,131	303,688	466,439		1,023,280	287,518
Other	6,139,505	1,611,422	1,527,167	1,138,367	—	5,085,393	1,735,705
Total share incentive scheme	8,633,653	1,926,549	1,830,855	1,731,458		6,997,889	2,411,788

(1)	The latest expiry date of all options/awards granted and outstanding at 31 December 2017 is 1 March 2027 (2016: 1 March 2026; 2015: 3 March 2025).

Disclosure of Key Management and Other Personnel Share-based Arrangements Other Than Equity Instruments
Number of CSLTIP awards granted:

	Balance at 1 January 2017	Granted during 2017	Exercised during 2017	Lapsed during 2017	Balance as at 31 December 2017
Executive Directors
S Venkatakrishnan	120,000	174,872	—	—	294,872
KC Ramon	120,000	110,595	—	—	230,595
Total Executive Directors	240,000	285,467	—	—	525,467
Prescribed Officers
CE Carter	120,000	110,595	—	—	230,595
GJ Ehm	120,000	110,595	—	—	230,595
L Eybers	20,000	97,535	—	—	117,535
DC Noko	120,000	88,850	—	—	208,850
ME Sanz Perez	120,000	88,463	—	—	208,463
CB Sheppard	120,000	93,928	—	—	213,928
TR Sibisi	120,000	75,971	—	—	195,971
Retired prescribed officer	120,000	—	17,497	102,503	—
Total Prescribed Officers	860,000	665,937	17,497	102,503	1,405,937
Other	1,364,630	1,621,033	42,355	405,094	2,538,214
Total share incentive scheme	2,464,630	2,572,437	59,852	507,597	4,469,618

Awards granted in respect of the previous year’s financial results:

	Total(1)	Total
	2017	2016
Executive Directors
S Venkatakrishnan	72,118	49,962
KC Ramon	42,878	30,323
	114,996	80,285
Prescribed Officers
CE Carter	38,600	36,666
GJ Ehm	33,580	31,602
L Eybers	18,101	—
DC Noko	27,626	20,080
ME Sanz Perez	29,398	19,992
CB Sheppard	29,205	10,152
TR Sibisi	23,621	—
Retired prescribed officer	—	63,828
	200,131	182,320
Total awards to executive management	315,127	262,605

(1)	Relates to the BSP 17 awards that were issued prior to the Annual General Meeting on 16 May 2017.

Disclosure of Interests Held by Key Management and Other Personnel
The interests of directors, prescribed officers and their associates in the ordinary shares of the company at 31 December, which individually did not exceed 1% of the company’s issued ordinary share capital, were:

	31 December 2017		31 December 2016		31 December 2015
	Beneficial holding		Beneficial holding		Beneficial holding
	Direct	Indirect	Direct	Indirect	Direct	Indirect
Non-Executive Directors
SM Pityana	2,990	—	2,990	—	2,000	—
MDC Richter(1)	7,300	—	7,300	—	7,300	—
DL Hodgson	1,500	—	1,500	—	1,500	—
MJ Kirkwood(1)	15,000	—	15,000	—	15,000	—
RJ Ruston(2)	—	1,000	—	1,000	—	1,000
AH Garner(1)	7,500	—	—	—	—	—
Retired director	—	—	3,000	—	3,000	—
Total	34,290	1,000	29,790	1,000	28,800	1,000
Executive Directors
S Venkatakrishnan	236,468	—	213,423	—	205,939	—
KC Ramon	28,265	—	12,334	—	3,104	—
Total	264,733	—	225,757	—	209,043	—
Company Secretary
ME Sanz Perez	13,994	16,368	7,921	12,747	10,471	8,860
Total	13,994	16,368	7,921	12,747	10,471	8,860
Prescribed Officers
CE Carter	50,800	—	43,229	—	39,560	—
GJ Ehm(2)	30,319	16,213	33,782	—	22,532	—
L Eybers	4,812	—	—	—	—	—
DC Noko	41,244	—	28,015	—	17,086	—
CB Sheppard	5,344	—	—	—	—	—
TR Sibisi	4,085	—	—	—	—	—
Retired prescribed officers	—	—	44,470	—	34,298	13,204
Total	136,604	16,213	149,496	—	113,476	13,204
Grand total	449,621	33,581	412,964	13,747	361,790	23,064

(1)	Held on the New York stock exchange as American Depositary Shares (ADSs) (1 ADS is equivalent to 1 ordinary share)

(2)	Held on the Australian stock exchange as CHESS Depositary Receipts (5 CDIs are equivalent to 1 ordinary share)

A register detailing Directors and Prescribed Officers’ interests in contracts is available for inspection at the company’s registered and corporate office.
Changes in Directors’ and Prescribed Officers’ interests in AngloGold Ashanti shares, excluding options and awards granted in terms of the group’s BSP and LTIP schemes, after 31 December 2017 and up to 16 March 2018 include:

	Date of transaction	Type of transaction	Number of shares	Direct/Indirect beneficial holdings
Executive Directors
S Venkatakrishnan	6 March 2018	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	11,632	Direct
		On-market sale of ordinary shares to settle tax costs	5,293	Direct
KC Ramon	26 February 2018	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	5,177	Direct
	27 February 2018	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	6,320	Direct
		On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	11,300	Direct
Company Secretary
ME Sanz Perez	27 February 2018	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	7,656	Direct
	28 February 2018	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	4,554	Direct
Prescribed Officers
CE Carter	7 March 2018	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	948	Direct
GJ Ehm	5 March 2018	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	4,500	Direct
	6 March 2018	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	8,000	Direct
L Eybers	9 March 2018	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	8,786	Direct
	16 March 2018	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	3,609	Direct
D Noko	27 February 2018	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	7,071	Direct
	9 March 2018	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	8,165	Direct
		On-market sale of ordinary shares to settle tax costs	3,716	Direct
CB Sheppard	1 March 2018	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	6,900	Direct
	15 March 2018	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	4,008	Direct
		On-market sale of ordinary shares to settle tax costs	1,824	Direct
TR Sibisi	28 February 2018	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	3,063	Direct
		On-market sale of ordinary shares to settle tax costs	1,394	Direct
	1 March 2018	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	4,160	Direct